Summary of Significant Accounting Policies - Schedule of Disaggregates the Company’s Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 139,105,223	$ 138,077,995
Asia [Member]
Disaggregation of Revenue [Line Items]
Total revenues	56,179,952	138,077,995
USA [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 82,925,271